May 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN: Office of Filings, Information and Consumer Services

RE:	Spirit of America Investment Fund, Inc. (the “Company”)
File Nos: 333-27925 and 811-08231

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Company’s Prospectus and Statement of Additional Information for the above-referenced Company does not differ from those contained in Post-Effective Amendment No. 18 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2008 (Accession No. 0001193125-08-095451).

Any questions related to this filing should be directed to the undersigned at (412) 768-5563.

Sincerely,

/s/ Aaron Remorenko
Aaron Remorenko Regulatory Administration

cc:	Joseph Pickard
Thomas Westle